Consolidated Statements of Operations - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating expenses:
General and administrative	$ 895,511	$ 324,803	$ 617,187
Operating income (loss)	(895,511)	(324,803)	(717,537)
Provision for (benefit from) income taxes	(156,571)	(611,714)	1,079,282
Net income (loss)	(3,006,513)	(1,419,640)	(13,922,930)
VELODYNE LIDAR, INC AND SUBSIDIARIES
Revenue	45,417,000	68,909,000	101,398,000	$ 142,946,000	$ 182,090,000
Cost of revenue	29,929,000	38,272,000	71,630,000	112,066,000	101,713,000
Gross profit	15,488,000	30,637,000	29,768,000	30,880,000	80,377,000
Operating expenses:
Research and development	29,118,000	25,690,000	56,850,000	51,993,000	31,610,000
Sales and marketing	8,672,000	10,819,000	21,873,000	22,137,000	13,956,000
General and administrative	16,363,000	6,489,000	20,058,000	12,902,000	9,978,000
Restructuring	1,043,000	0	0	0	0
Total operating expenses	55,196,000	42,998,000	98,781,000	87,032,000	55,544,000
Operating income (loss)	(39,708,000)	(12,361,000)	(69,013,000)	(56,152,000)	24,833,000
Interest income	117,000	755,000	1,146,000	630,000	489,000
Interest expense	(38,000)	(27,000)	(77,000)	(14,000)	0
Other income (expense), net	(143,000)	27,000	35,000	(136,000)	249,000
Income (loss) before income taxes	(39,772,000)	(11,606,000)	(67,909,000)	(55,672,000)	25,571,000
Provision for (benefit from) income taxes	(6,660,000)	52,000	(683,000)	6,628,000	9,810,000
Net income (loss)	(33,112,000)	(11,658,000)	(67,226,000)	(62,300,000)	15,761,000
Net income (loss) attributable to common stockholders:
Basic	(33,112,000)	(11,658,000)	(67,226,000)	(62,300,000)	12,139,000
Diluted	$ (33,112,000)	$ (11,658,000)	$ (67,226,000)	$ (62,300,000)	$ 12,328,000
Net income (loss) per share attributable to common stockholders:
Basic	$ (0.97)	$ (0.34)	$ (1.96)	$ (1.82)	$ 0.35
Diluted	$ (0.97)	$ (0.34)	$ (1.96)	$ (1.82)	$ 0.34
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders
Basic	34,252,578	34,252,578	34,252,578	34,320,311	34,325,728
Diluted	34,252,578	34,252,578	34,252,578	34,320,311	36,779,701